MONARCH FUNDS
--------------------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                 ANNUAL REPORT
                                August 31, 1996
--------------------------------------------------------------------------------

Dear Shareholders:

    Monarch Funds ended its 1996 fiscal year with assets in excess of $700 million. During the year we maintained a constant $1.00 share price, strong yields and responsible investment management. We are proud of the Funds' consistent performance as we approach our 4th anniversary.

    In the spring of this year, the economy began to gain momentum, resulting in an increase in GDP of 4.8% for the second quarter. Market expectations were that the Federal Reserve Bank would tighten interest rates sometime over the summer because of this fast economic growth. However, the Federal Reserve felt that economic growth would slow in the third and fourth quarters of this year. Subsequently there were no signs of increasing inflation, and they chose not to tighten interest rates. Our portfolio manager approached this market environment by keeping a relatively short average life in order to protect shareholders in the event of a Federal Reserve tightening. Conversely, maturities were extended when no Federal Reserve action appeared imminent.

    Our oldest and largest Fund continued to be our performance leader. For the twelve months ended August 31, 1996, GOVERNMENT CASH FUND/UNIVERSAL SHARES was ranked #2 OF 136 funds in total return according to the September issue of Money Market Insight-Registered Trademark-, a service of IBC Financial Data, Inc., as listed in its Money Fund Report Averages-TM---Institutional Only, Government Only category. However, past performance is no guarantee of future results.

    The management of Monarch Funds and I remain committed to serving your financial needs and objectives. We wish to thank you for your continued confidence and support.

                                          Sincerely,

                                                 [SIG]
                                          John Y. Keffer
                                          Chairman
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
Independent Auditors' Report...........          2
Statements of Assets and Liabilities...          3
Statements of Operations...............          4
Statements of Changes in Net Assets....          5
Notes to Financial Statements..........          6
Financial Highlights...................          9
FINANCIAL STATEMENTS OF CORE TRUST
 (DELAWARE)
Independent Auditors' Report...........         10
Schedules of Investments...............         11
Statements of Assets and Liabilities...         15
Statements of Operations...............         16
Statements of Changes in Net Assets....         16
Notes to Financial Statements..........         17

--------------------------------------------------------------------------------
THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THIS  REPORT  IS  AUTHORIZED  FOR   DISTRIBUTION  ONLY  TO  CURRENT   SHAREHOLD-
ERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Monarch Funds

We have audited the accompanying statements of assets and liabilities of Treasury Cash Fund, Government Cash Fund, and Cash Fund, portfolios of Monarch Funds (the Funds), as of August 31, 1996, the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods presented on pages 8 and 9. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Fund, Government Cash Fund, and Cash Fund as of August 31, 1996, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods presented on pages 8 and 9 in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
October 11, 1996

MONARCH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                       FUND            FUND             FUND
                                                                   -------------  ---------------  --------------
ASSETS:
  Investment in Portfolios of Core Trust (Delaware), at value....  $  83,471,666   $ 508,099,794   $  126,282,923
                                                                   -------------  ---------------  --------------
LIABILITIES:
  Accrued expenses and other liabilities.........................         15,695         322,332           82,081
  Dividends payable..............................................        215,817       2,154,355          464,968
                                                                   -------------  ---------------  --------------
Total liabilities................................................        231,512       2,476,687          547,049
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  83,240,154   $ 505,623,107   $  125,735,874
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Capital paid in................................................  $  83,236,680   $ 505,655,465   $  125,746,722
  Accumulated net realized gain (loss)...........................          3,474         (32,358)         (10,848)
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  83,240,154   $ 505,623,107   $  125,735,874
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
NET ASSETS BY CLASS OF SHARES:
  Universal Shares...............................................             --     248,985,876        3,272,369
  Institutional Shares...........................................     79,259,999     256,243,809       89,732,820
  Investor Shares................................................      3,980,155         393,422       32,730,685
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  83,240,154   $ 505,623,107   $  125,735,874
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
SHARES OUTSTANDING:
  Universal Shares...............................................             --     249,010,624        3,272,212
  Institutional Shares...........................................     79,256,691     256,251,428       89,740,780
  Investor Shares................................................      3,979,989         393,413       32,733,730
NET ASSET VALUE PER SHARE........................................  $        1.00   $        1.00   $         1.00

See notes to financial statements.

MONARCH FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

                                                                         TREASURY      GOVERNMENT
                                                                           CASH           CASH            CASH
                                                                           FUND           FUND            FUND
                                                                       ------------  ---------------  ------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS OF CORE TRUST
 (DELAWARE)
  Interest income....................................................  $  2,093,289   $  25,938,232   $  6,342,523
  Net expenses.......................................................        57,312         630,236        168,818
                                                                       ------------  ---------------  ------------
Net investment income from Portfolios of Core Trust (Delaware).......  $  2,035,977   $  25,307,996   $  6,173,705
                                                                       ------------  ---------------  ------------
EXPENSES:
  Management.........................................................        19,198         230,547         56,125
  Transfer agent.....................................................        94,832         649,734        242,331
  Shareholder services...............................................        57,593         378,210        158,740
  Legal..............................................................         2,804          32,914          8,039
  Trustees...........................................................           839          10,502          2,863
  Distribution.......................................................         5,089             340         37,340
  Registration.......................................................        16,931          51,430         15,758
  Other..............................................................         3,190          46,127          8,432
                                                                       ------------  ---------------  ------------
Total expenses.......................................................       200,476       1,399,804        529,628
Expenses reimbursed and fees waived..................................       (78,679)       (187,274)       (41,268)
                                                                       ------------  ---------------  ------------
Net expenses.........................................................       121,797       1,212,530        488,360
                                                                       ------------  ---------------  ------------
NET INVESTMENT INCOME................................................     1,914,180      24,095,466      5,685,345
                                                                       ------------  ---------------  ------------
REALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIOS OF CORE TRUST
 (DELAWARE)..........................................................         3,474          11,721          6,420
                                                                       ------------  ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS...............................  $  1,917,654   $  24,107,187   $  5,691,765
                                                                       ------------  ---------------  ------------
                                                                       ------------  ---------------  ------------

See notes to financial statements.

MONARCH FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1995 AND 1996
--------------------------------------------------------------------------------

                                                                  TREASURY         GOVERNMENT
                                                                    CASH              CASH              CASH
                                                                    FUND              FUND              FUND
                                                               ---------------  -----------------  ---------------

NET ASSETS--August 31, 1994..................................  $    41,194,039  $     220,535,595  $    77,875,325
                                                               ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income......................................        1,122,945         11,753,651        4,828,226
  Realized gain (loss) on investments........................            8,770             (4,812)           7,730
                                                               ---------------  -----------------  ---------------
                                                                     1,131,715         11,748,839        4,835,956
                                                               ---------------  -----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income--Universal Shares....................               --         (3,112,120)      (1,308,183)
  Net investment income--Institutional Shares................       (1,122,945)        (8,641,531)      (3,505,678)
  Net investment income--Investor Shares.....................               --                 --          (14,365)
                                                               ---------------  -----------------  ---------------
                                                                    (1,122,945)       (11,753,651)      (4,828,226)
                                                               ---------------  -----------------  ---------------
CAPITAL SHARES TRANSACTIONS:
  Sale of shares--Universal Shares...........................               --      1,500,895,516      488,366,520
  Sale of shares--Institutional Shares.......................      415,123,664      1,315,601,127      363,002,382
  Sale of shares--Investor Shares............................               --                 --       23,115,458
  Reinvested dividends--Universal Shares.....................               --          1,461,957          738,546
  Reinvested dividends--Institutional Shares.................          149,839          4,941,878          661,328
  Reinvested dividends--Investor Shares......................               --                 --            7,618
  Redemption of shares--Universal Shares.....................               --     (1,478,607,602)    (484,685,820)
  Redemption of shares--Institutional Shares.................     (427,945,998)    (1,195,657,288)    (345,638,957)
  Redemption of shares--Investor Shares......................               --                 --      (18,458,048)
                                                               ---------------  -----------------  ---------------
                                                                   (12,672,495)       148,635,588       27,109,027
                                                               ---------------  -----------------  ---------------
NET ASSETS--August 31, 1995..................................  $    28,530,314  $     369,166,371  $   104,992,082
                                                               ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income......................................        1,914,180         24,095,466        5,685,345
  Realized gain on investments...............................            3,474             11,721            6,420
                                                               ---------------  -----------------  ---------------
                                                                     1,917,654         24,107,187        5,691,765
                                                               ---------------  -----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income--Universal Shares....................               --        (11,339,957)        (352,288)
  Net investment income--Institutional Shares................       (1,822,829)       (12,749,225)      (4,633,913)
  Net investment income--Investor Shares.....................          (91,351)            (6,284)        (699,144)
  Realized capital gain--Institutional Shares................           (6,930)                --               --
  Realized capital gain--Investor Shares.....................             (332)                --               --
                                                               ---------------  -----------------  ---------------
                                                                    (1,921,442)       (24,095,466)      (5,685,345)
                                                               ---------------  -----------------  ---------------
CAPITAL SHARES TRANSACTIONS:
  Sale of shares--Universal Shares...........................               --      3,821,065,840      475,099,981
  Sale of shares--Institutional Shares.......................      740,875,976      2,249,757,121      489,479,393
  Sale of shares--Investor Shares............................       22,912,928            500,001      219,952,023
  Reinvested dividends--Universal Shares.....................               --          5,401,509          284,455
  Reinvested dividends--Institutional Shares.................          285,067          8,492,380        2,092,801
  Reinvested dividends--Investor Shares......................           68,620              4,978          574,912
  Redemption of shares--Universal Shares.....................               --     (3,760,033,346)    (498,649,996)
  Redemption of shares--Institutional Shares.................     (690,427,404)    (2,188,631,902)    (475,637,963)
  Redemption of shares--Investor Shares......................      (19,001,559)          (111,566)    (192,458,234)
                                                               ---------------  -----------------  ---------------
                                                                    54,713,628        136,445,015       20,737,372
                                                               ---------------  -----------------  ---------------
NET ASSETS--August 31, 1996..................................  $    83,240,154  $     505,623,107  $   125,735,874
                                                               ---------------  -----------------  ---------------
                                                               ---------------  -----------------  ---------------

See notes to financial statements.

MONARCH FUNDS

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

    Monarch Funds (the "Trust") was formed as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding.

Treasury Cash Fund (Institutional Shares)        July 12, 1993
Treasury Cash Fund (Investor Shares)          October 25, 1995
Government Cash Fund (Universal Shares)       October 29, 1992
Government Cash Fund (Institutional Shares)      July 15, 1993
Cash Fund (Universal Shares)                  December 1, 1992
Cash Fund (Institutional Shares)                 July 15, 1993
Cash Fund (Investor Shares)                      June 16, 1995

The Trust previously  offered Investor  Shares of  Government Cash  Fund. As  of
September   17,  1996  there  were  no  Government  Cash  Fund  Investor  Shares outstanding.

MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of Core Trust (Delaware)("Core Trust") which has the same investment objective and policies as the Fund. Core Trust is an open-end, management investment company and the portfolios in which the Funds invest, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (the "Portfolios"), are all diversified. The Funds account for their investment in a Portfolio as partnership investments and record their share of the Portfolio's income, expense and realized gains and losses daily. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are included elsewhere in this annual report. Except for nominal amounts invested in each Portfolio by the Funds' manager, the Funds currently own all of the interests in their respective portfolio.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust's financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. However, these estimates may differ from actual results. The Funds' fiscal year end is August 31.

PORTFOLIO VALUATION-The Trust determines the net asset value per share of each Fund as of 1:00 p.m., Pacific time, on each Fund business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, investment in a Portfolio is valued at cost.

SECURITY TRANSACTIONS-Security transactions are recorded on the trade date. The cost basis of investments for Federal income tax purposes at August 31, 1996 is the same as for financial reporting purposes.

CLASS SPECIFIC EXPENSES-Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include shareholder service fees, transfer agent fees and certain other expenses as determined by the Trust's Board of Trustees (the "Board"). Institutional Shares, which are offered solely through banks, trust companies and other financial institutions, and Investor Shares incur shareholder service fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights.

FEDERAL TAXES-Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the applicable requirements thereof. Each Fund distributes all of its taxable income. Therefore, no Federal income tax provision is required. As of August 31, 1996, Cash Fund had a capital loss carryforward available to offset future capital gains as follows:

Cash Fund (Expires 2003)............................................................  $  10,850

DIVIDENDS TO SHAREHOLDERS-Dividends to shareholders from each class of each Fund's net investment income are declared daily and distributed monthly. Net capital gain realized by a Fund is distributed at least annually.

MONARCH FUNDS

AUGUST 31, 1996
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS-The investment adviser to each Portfolio is Linden Asset Management, Inc. (the "Adviser"). Pursuant to investment advisory agreements with respect to each Portfolio among Core Trust, the Adviser and Forum Advisors, Inc. ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors. A Fund may withdraw its investment from a Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. In the event a Fund were to make such a withdrawal, the Trust has retained the Adviser and Forum Advisors to act as investment advisers to the Funds. Neither the Adviser nor Forum Advisors receives any advisory fees with respect to a Fund as long as the Fund remains completely invested in the Portfolio.

MANAGER-The manager of the Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its management services and facilities, Forum receives from each Fund a management fee at an annual rate of 0.05% of the average daily net assets of the Fund. In addition, certain legal expenses were charged to the Trust by Forum. For the year ended August 31, 1996, the respective amounts in Treasury Cash Fund, Government Cash Fund and Cash Fund were $213, $4,010, and $937.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGENTS-The transfer agent and dividend disbursing agent for the Funds is Forum Financial Corp. (the "Transfer Agent").The Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of the Funds and 0.05% of the average daily net assets of Universal Shares of each Fund, plus $12,000 per year and certain account and additional class charges. For the year ended August 31, 1996, transfer agency fees for
Treasury Cash Fund were $82,722 and $12,110 for Institutional Shares and Investor Shares, respectively, for Government Cash Fund were $127,832, $518,144 and $3,758 for Universal Shares, Institutional Shares and Investor Shares, respectively, and for Cash Fund were $11,705, $191,176 and $39,450 for Universal Shares, Institutional Shares and Investor Shares, respectively. The Trust has adopted a shareholder service plan with respect to Institutional Shares and Investor Shares under which the Trust pays Forum a shareholder servicing fee at an annual rate of 0.15% of the average daily net assets of Institutional Shares and Investor Shares of each Fund. Forum may pay any or all amounts of these payments to various institutions which provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares. For the year ended August 31, 1996, shareholder service fees for Treasury Cash Fund were $54,540 and $3,053 for Institutional Shares and Investor Shares, respectively, for Government Cash Fund were $378,006 and $204 for Institutional Shares and Investor Shares, respectively, and for Cash Fund were $136,337 and $22,403 for Institutional Shares and Investor Shares, respectively.

DISTRIBUTOR-Forum acts as the Trust's distributor pursuant to a separate distribution agreement with the Trust. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays Forum a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. Forum may pay any or all amounts of these payments to various institutions which provide distribution or shareholder services for Investor Shares. The Plan obligates the Funds to pay Forum as compensation for Forum's distributions and shareholder services and not as reimbursement for certain expenses incurred.

MONARCH FUNDS

AUGUST 31, 1996
--------------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES.

    For the year ended August 31, 1996, Forum and the Transfer Agent waived fees in each Fund, and Forum reimbursed expenses in each Fund, as follows:

                                                            MANAGEMENT     TRANSFER    SHAREHOLDER    REIMBURSED
                                                                FEE        AGENT FEE   SERVICE FEE     EXPENSES
                                                           -------------  -----------  ------------  ------------
Treasury Cash Fund
  Institutional Shares...................................   $     8,289    $  27,391    $   24,768    $    9,106
  Investor Shares........................................         1,018        6,511           511         1,085
Government Cash Fund.....................................
  Universal Shares.......................................       104,477       56,482           N/A        22,546
  Institutional Shares...................................            --           --            --            --
  Investor Shares........................................            81        3,575            --           113
Cash Fund
  Universal Shares.......................................         3,212        5,875           N/A            --
  Institutional Shares...................................            --           --        14,708            --
  Investor Shares........................................           507        7,425         3,752         5,789

NOTE 5. FINANCIAL HIGHLIGHTS
    Following is selected data for a share of each class of each Fund outstanding during the periods indicated.

                                                                                                            RATIOS TO AVERAGE
                                                                                                               NET ASSETS
                                           BEGINNING                     DIVIDENDS                   -------------------------------
                                           NET ASSET         NET         FROM NET      ENDING NET                          NET
                                           VALUE PER     INVESTMENT     INVESTMENT     ASSET VALUE                     INVESTMENT
                                             SHARE         INCOME         INCOME        PER SHARE       EXPENSES         INCOME
                                         -------------  -------------  -------------  -------------  --------------  ---------------
TREASURY CASH FUND
Institutional Shares
    Year Ended August 31, 1996.........    $    1.00      $    0.05      $   (0.05)     $    1.00          0.45%           5.01%
    Year Ended August 31, 1995.........         1.00           0.05          (0.05)          1.00          0.42%           5.18%
    Year Ended August 31, 1994.........         1.00           0.03          (0.03)          1.00          0.42%           3.03%
    July 12, 1993 to August 31, 1993...         1.00             --             --           1.00          0.45%(b)        2.65%(b)
Investor Shares........................
    October 25, 1995 to August 31,
      1996.............................         1.00           0.04          (0.04)          1.00          0.83%(b)        4.50%(b)

GOVERNMENT CASH FUND
Universal Shares
    Year Ended August 31, 1996.........         1.00           0.05          (0.05)          1.00          0.19%           5.43%
    Year Ended August 31, 1995.........         1.00           0.06          (0.06)          1.00          0.24%           5.46%
    Year Ended August 31, 1994.........         1.00           0.04          (0.04)          1.00          0.28%           3.48%
    October 29, 1992 to August 31,
      1993.............................         1.00           0.03          (0.03)          1.00          0.21%(b)        3.19%(b)
Institutional Shares
    Year Ended August 31, 1996.........         1.00           0.05          (0.05)          1.00          0.57%           5.06%
    Year Ended August 31, 1995.........         1.00           0.05          (0.05)          1.00          0.54%           5.39%
    Year Ended August 31, 1994.........         1.00           0.03          (0.03)          1.00          0.56%           3.45%
    July 15, 1993 to August 31, 1993...         1.00             --             --           1.00          0.53%(b)        2.91%(b)
Investor Shares
    March 21, 1996 to August 31, 1996..         1.00           0.02          (0.02)          1.00          0.83%(b)        4.50%(b)

                                                                         RATIO TO
                                                        NET ASSETS     AVERAGE NET
                                                         AT END OF        ASSETS
                                                          PERIOD     ----------------
                                             TOTAL        (000'S          GROSS
                                            RETURN       OMITTED)      EXPENSES(A)
                                         -------------  -----------  ----------------
TREASURY CASH FUND
Institutional Shares
    Year Ended August 31, 1996.........       5.15%      $  79,259         0.69%
    Year Ended August 31, 1995.........       5.28%         28,530         0.86%
    Year Ended August 31, 1994.........       3.11%         41,194         0.74%
    July 12, 1993 to August 31, 1993...       2.81%(b)      39,660         1.09%(b)
Investor Shares........................
    October 25, 1995 to August 31,
      1996.............................       4.00%          3,980         1.33%(b)
GOVERNMENT CASH FUND
Universal Shares
    Year Ended August 31, 1996.........       5.59%        248,986         0.28%
    Year Ended August 31, 1995.........       5.78%        182,546         0.52%
    Year Ended August 31, 1994.........       3.64%        158,798         0.49%
    October 29, 1992 to August 31,
      1993.............................       3.23%(b)     158,516         0.52%(b)
Institutional Shares
    Year Ended August 31, 1996.........       5.18%        256,244         0.57%
    Year Ended August 31, 1995.........       5.46%        186,620         0.66%
    Year Ended August 31, 1994.........       3.35%         61,738         0.68%
    July 15, 1993 to August 31, 1993...       2.89%(b)      31,483         1.04%(b)
Investor Shares
    March 21, 1996 to August 31, 1996..       2.02%            393         3.53%(b)

MONARCH FUNDS

AUGUST 31, 1996
--------------------------------------------------------------------------------

NOTE 5. FINANCIAL HIGHLIGHTS (CONTINUED)
Following is selected data for a share of each class of each Fund outstanding during the periods indicated.

                                                                                                            RATIOS TO AVERAGE
                                                                                                               NET ASSETS
                                           BEGINNING                     DIVIDENDS                   -------------------------------
                                           NET ASSET         NET         FROM NET      ENDING NET                          NET
                                           VALUE PER     INVESTMENT     INVESTMENT     ASSET VALUE                     INVESTMENT
                                             SHARE         INCOME         INCOME        PER SHARE       EXPENSES         INCOME
                                         -------------  -------------  -------------  -------------  --------------  ---------------
CASH FUND
Universal Shares
    Year Ended August 31, 1996.........    $    1.00      $    0.05      $   (0.05)     $    1.00          0.27%           5.48%
    Year Ended August 31, 1995.........         1.00           0.06          (0.06)          1.00          0.27%           5.59%
    Year Ended August 31, 1994.........         1.00           0.04          (0.04)          1.00          0.27%           3.50%
    December 1, 1992 to August 31,
      1993.............................         1.00           0.03          (0.03)          1.00          0.25%(b)        3.29%(b)
Institutional Shares
    Year Ended August 31, 1996.........         1.00           0.05          (0.05)          1.00          0.57%           5.10%
    Year Ended August 31, 1995.........         1.00           0.05          (0.05)          1.00          0.54%           5.33%
    Year Ended August 31, 1994.........         1.00           0.03          (0.03)          1.00          0.54%           3.43%
    July 15, 1993 to August 31, 1993...         1.00             --             --           1.00          0.53%(b)        2.94%(b)
Investor Shares
    Year Ended August 31, 1996.........         1.00           0.05          (0.05)          1.00          0.83%           4.68%
    June 16, 1995 to August 31, 1995...         1.00           0.01          (0.01)          1.00          0.84%(b)        5.32%(b)

                                                                         RATIO TO
                                                        NET ASSETS     AVERAGE NET
                                                         AT END OF        ASSETS
                                                          PERIOD     ----------------
                                             TOTAL        (000'S          GROSS
                                            RETURN       OMITTED)      EXPENSES(A)
                                         -------------  -----------  ----------------
CASH FUND
Universal Shares
    Year Ended August 31, 1996.........       5.53%      $   3,272         0.43%
    Year Ended August 31, 1995.........       5.75%         26,525         0.56%
    Year Ended August 31, 1994.........       3.69%         22,105         0.55%
    December 1, 1992 to August 31,
      1993.............................       3.36%(b)      47,854         0.62%(b)
Institutional Shares
    Year Ended August 31, 1996.........       5.22%         89,733         0.60%
    Year Ended August 31, 1995.........       5.23%         73,802         0.69%
    Year Ended August 31, 1994.........       3.40%         55,771         0.72%
    July 15, 1993 to August 31, 1993...       2.97%(b)      34,383         1.07%(b)
Investor Shares
    Year Ended August 31, 1996.........       4.95%         32,731         0.96%
    June 16, 1995 to August 31, 1995...       5.14%(b)       4,665         3.76%(b)

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(b) Annualized.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

    The following matters were submitted to a vote of shareholders of each Fund at a special meeting of shareholders held November 30, 1995. Proposal 1--Election of Robert M. Franko as a new Trustee of the Trust; and approval of continuation of terms of office for Rudolph I. Estrada, Maurice J. DeWald, John
Y. Keffer and Jack J. Singer as Trustees of the Trust. Proposal 2--Ratification of the selection of KPMG Peat Marwick LLP as the independent auditors of each Fund for the Funds' fiscal year ending August 31, 1996. Votes were cast as follows: Proposal 1-- 202,566,558 For (all Nominees); 6,263,939 Against; 3,011,359 Abstained; Proposal 2--205,452,918 For; 6,388,939 Against; 0
Abstained.

CORE TRUST (DELAWARE)

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Trustees and Partners
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, portfolios of Core Trust (Delaware)(the Portfolios) including the schedules of investments, as of August 31, 1996, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio. Government Cash Portfolio and Cash Portfolio as of August 31, 1996, and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
October 11, 1996

CORE TRUST (DELAWARE)

SCHEDULES OF INVESTMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  -----------------------------  -------------

  TREASURY CASH PORTFOLIO

U.S. TREASURY OBLIGATIONS (68.2%)
$ 5,000,000  U.S. Treasury Bills, 5.169%
               yield, due 9/19/96.........  $   4,988,733
  1,000,000  U.S. Treasury Bills, 5.232%
               yield, due 9/19/96.........        997,756
 30,000,000  U.S. Treasury Bills, 5.15%
               yield, due 9/19/96.........     29,932,667
 11,155,000  U.S. Treasury Bills, 5.17%
               yield, due 9/19/96.........     11,129,864
  2,500,000  U.S. Treasury Bills, 5.324%
               yield, due 1/9/97..........      2,454,490
  3,000,000  U.S. Treasury Bills, 5.129%
               yield, due 9/12/96.........      2,996,213
    500,000  U.S. Treasury Bills, 5.297%
               yield, due 10/24/96........        496,388
    500,000  U.S. Treasury Bills, 5.306%
               yield, due 10/17/96........        496,883
  1,000,000  U.S. Treasury Bills, 5.324%
               yield, due 10/31/96........        991,751
  2,500,000  U.S. Treasury Bills, 5.326%
               yield, due 1/23/97.........      2,449,462
                                            -------------
Total U.S. Treasury Obligations                56,934,207
                                            -------------
REPURCHASE AGREEMENTS (26.2%)
  6,000,000  Bank of America, 5.10%, to be
               repurchased for $6,003,400
               on 9/3/96 (collateralized
               by $5,845,000 U.S. Treasury
               Bills, 7.50%, due
               11/15/16)..................      6,000,000
 10,000,000  Bank of America, 5.23%, to be
               repurchased for $10,005,811
               on 9/3/96 (collateralized
               by $7,180,000 U.S. Treasury
               Bills, 11.25%, due
               2/15/15)...................     10,000,000
  5,860,000  Nomura Securities, 5.20%, to
               be repurchased for
               $5,863,385 on 9/3/96
               (collateralized by
               $5,915,000 U.S. Treasury
               Notes, 6.00%, due
               5/31/98)...................      5,860,000
                                            -------------
Total Repurchase Agreements...............     21,860,000
                                            -------------
SHORT-TERM HOLDINGS (5.6%)
  2,000,000  Dreyfus Treasury Cash
               Management Fund............      2,000,000

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  -----------------------------  -------------
$ 2,661,000  Dreyfus Treasury Prime Cash
               Management Fund............  $   2,661,000
                                            -------------
Total Short-term Holdings                       4,661,000
                                            -------------
Total Investments (100.0%)                  $  83,455,207
                                            -------------
                                            -------------

  GOVERNMENT CASH PORTFOLIO

U.S. GOVERNMENT SECURITIES (72.1%)
 20,000,000  Federal Farm Credit Bank,
               5.249% yield, due 9/3/96...     20,000,000
 20,000,000  Federal Farm Credit Bank,
               5.272% yield, due 9/5/96...     19,994,243
 31,100,000  Federal Farm Credit Bank,
               5.41% yield, due
               10/17/96...................     30,899,872
 20,000,000  Federal Home Loan Bank,
               5.426% yield, due
               10/30/96...................     19,833,117
 21,975,000  Federal Home Loan Bank,
               5.374% yield, due
               11/13/96...................     21,748,768
 10,000,000  Federal Home Loan Bank,
               5.405% yield, due
               10/31/96...................      9,915,417
 10,635,000  Federal Home Loan Bank,
               5.381% yield, due
               9/30/96....................     10,593,125
 16,200,000  Federal National Mortgage
               Association, 5.349% yield,
               due 9/17/96................     16,167,051
  7,160,000  Federal National Mortgage
               Association, 5.389% yield,
               due 10/11/96...............      7,120,322
  5,000,000  Federal National Mortgage
               Association, 5.406% yield,
               due 10/18/96...............      4,967,125
  8,340,000  Federal National Mortgage
               Association, 5.375% yield,
               due 10/21/96...............      8,281,843
 14,405,000  Federal National Mortgage
               Association, 5.378% yield,
               due 10/24/96...............     14,297,846
 12,155,000  Federal National Mortgage
               Association, 5.381% yield,
               due 10/28/96...............     12,057,650
 10,000,000  Federal National Mortgage
               Association, 5.40% yield,
               due 11/8/96................      9,903,934
 30,000,000  Federal National Mortgage
               Association, 5.414% yield,
               due 11/12/96...............     29,693,751
 35,000,000  Federal National Mortgage
               Association, 5.492% yield,
               due 1/7/97.................     34,353,200
    450,979  Small Business Administration
               Adjustable Rate Pool
               500545, 8.125%, due
               3/25/03....................        456,721

See notes to financial statements.

CORE TRUST (DELAWARE)

AUGUST 31, 1996
--------------------------------------------------------------------------------

  GOVERNMENT CASH PORTFOLIO (CONTINUED)

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  -----------------------------  -------------
U.S. GOVERNMENT SECURITIES, CONTINUED:
$   479,552  Small Business Administration
               Adjustable Rate Pool
               500746, 7.50%, due
               11/25/01...................  $     481,681
  1,811,159  Small Business Administration
               Adjustable Rate Pool
               501077, 6.75%, due
               11/25/14...................      1,827,997
  2,658,903  Small Business Administration
               Adjustable Rate Pool
               501284, 7.375%, due
               8/25/15....................      2,728,423
  2,964,822  Small Business Administration
               Adjustable Rate Pool
               501308, 6.75%, due
               10/25/15...................      3,043,677
  6,598,765  Small Business Administration
               Adjustable Rate Pool
               501543, 6.625%, due
               7/25/16....................      6,632,293
    772,711  Small Business Administration
               Adjustable Rate Pool
               501628, 8.125%, due
               9/25/04....................        784,180
  2,464,646  Small Business Administration
               Adjustable Rate Pool
               501898, 6.50%, due
               6/25/17....................      2,477,421
  7,837,721  Small Business Administration
               Adjustable Rate Pool
               502150, 6.25%, due
               2/25/18....................      7,968,626
  1,204,414  Small Business Administration
               Adjustable Rate Pool
               502208, 6.25%, due
               2/25/18....................      1,224,419
  4,483,723  Small Business Administration
               Adjustable Rate Pool
               502161, 6.25%, due
               2/25/18....................      4,560,093
  2,338,315  Small Business Administration
               Adjustable Rate Pool
               502306, 6.25%, due
               2/25/18....................      2,378,452
  1,330,856  Small Business Administration
               Adjustable Rate Pool
               503058, 6.125%, due
               7/25/15....................      1,330,856
  2,017,381  Small Business Administration
               Adjustable Rate Pool
               503082, 6.125%, due
               8/25/20....................      2,017,381
  2,467,999  Small Business Administration
               Adjustable Rate Pool
               503120, 6.125%, due
               11/25/20...................      2,467,999
    490,207  Small Business Administration
               Adjustable Rate Pool
               503121, 6.125%, due
               8/25/15....................        490,207
  3,109,631  Small Business Administration
               Adjustable Rate Pool
               503232, 5.875%, due
               2/25/15....................      3,109,631

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  -----------------------------  -------------
U.S. GOVERNMENT SECURITIES, CONTINUED:
$ 1,490,937  Small Business Administration
               Adjustable Rate Pool
               503278, 5.875% due
               2/25/21....................  $   1,490,912
  4,241,613  Small Business Administration
               Adjustable Rate Pool
               502613, 6.25%, due
               4/25/19....................      4,241,613
  2,989,501  Small Business Administration
               Adjustable Rate Pool
               503431, 6.00%, due
               7/25/21....................      2,991,366
  1,694,082  Small Business Administration
               Adjustable Rate Pool
               501690, 6.375%, due
               12/25/16...................      1,708,436
  5,000,000  Student Loan Marketing
               Association, 5.42% variable
               rate, due 1/13/99..........      5,000,000
 18,000,000  Student Loan Marketing
               Association, 5.56% variable
               rate, due 1/21/98..........     18,000,000
 10,000,000  Student Loan Marketing
               Association, 5.40% variable
               rate, due 11/10/98.........     10,000,000
  8,000,000  Student Loan Marketing
               Association, 5.40% variable
               rate, due 8/20/98..........      8,000,000
                                            -------------
Total U.S. Government Securities..........    365,239,648
                                            -------------
REPURCHASE AGREEMENTS (27.9%)
 21,360,000  Bank of America, 5.25%, to be
               repurchased for $21,372,460
               on 9/3/96 (collateralized
               by $22,160,000 Federal
               National Mortgage
               Association, 0%, due
               12/27/96)..................     21,360,000
 50,000,000  Bear, Stearns & Co., Inc.,
               5.30%, to be repurchased
               for $50,051,527 on 9/3/96
               (collateralized by
               $9,210,000 Federal Home
               Loan Mortgage Corporation
               1844 S1, 7.224%, due
               7/16/22; $17,150,000
               Federal National Mortgage
               Association, 6.585%, due
               10/25/08; $36,050,000
               Federal Home Loan Mortgage
               Corporation 1478 S3,
               6.548%, due 3/15/08;
               Federal Home Loan Mortgage
               Corporation D74001, 8.00%,
               due 8/1/26)................     50,000,000

See notes to financial statements.

CORE TRUST (DELAWARE)

AUGUST 31, 1996
--------------------------------------------------------------------------------

  GOVERNMENT CASH PORTFOLIO (CONTINUED)

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  -----------------------------  -------------
REPURCHASE AGREEMENTS, CONTINUED:
$20,000,000  Nomura Securities, 5.28%, to
               be repurchased for
               $20,011,733.33 on 9/3/96
               (collateralized by
               $70,740,000 Federal
               National Mortgage
               Association 250 IO, 7.00%,
               due 10/25/23)..............  $  20,000,000
 20,000,000  Nomura Securities, 5.30%, to
               be repurchased for
               $20,020,611 on 9/3/96
               (collateralized by Federal
               National Mortgage
               Association 1993 21 E, 0%,
               due 8/25/23)...............     20,000,000
 30,000,000  Smith Barney, 5.30%, to be
               repurchased for $30,030,916
               on 9/3/96 (collateralized
               by Federal National
               Mortgage Association 93 146
               D, 0%, due 5/25/23; Federal
               National Mortgage
               Association 93 177C, 0%,
               due 9/25/23)                    30,000,000
                                            -------------
Total Repurchase Agreements                   141,360,000
                                            -------------
Total Investments (100.0%)                  $ 506,599,648
                                            -------------
                                            -------------

  CASH PORTFOLIO

U.S. GOVERNMENT SECURITIES (40.8%)
 10,000,000  Federal Home Loan Bank,
               5.374% yield, due
               11/13/96...................      9,897,050
 10,000,000  Federal National Mortgage
               Association, 5.414% yield,
               due 11/12/96...............      9,897,917
 10,000,000  Federal National Mortgage
               Association, 5.493% yield,
               due 1/7/97.................      9,815,201
    390,100  Small Business Administration
               Adjustable Rate Pool
               500536, 5.00%, due
               5/25/13....................        397,641
    754,464  Small Business Administration
               Adjustable Rate Pool
               500730, 4.35%, due
               2/25/04....................        775,335
     81,500  Small Business Administration
               Adjustable Rate Pool
               500737, 4.43%, due
               12/25/97...................         81,500
    129,920  Small Business Administration
               Adjustable Rate Pool
               501256, 4.36%, due
               7/25/98....................        129,920

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  -----------------------------  -------------
U.S. GOVERNMENT SECURITIES, CONTINUED:
$ 2,075,182  Small Business Administration
               Adjustable Rate Pool
               501733, 6.003%, due
               2/25/17....................  $   2,111,279
  1,652,926  Small Business Administration
               Adjustable Rate Pool
               501989, 3.92%, due
               10/25/12...................      1,664,691
    531,608  Small Business Administration
               Adjustable Rate Pool
               502914, 6.948%, due
               3/25/15....................        532,233
  1,960,828  Small Business Administration
               Adjustable Rate Pool
               503121, 6.625%, due
               8/25/15....................      1,960,828
  6,146,123  Small Business Administration
               Adjustable Rate Pool
               503429, 6.00%, due
               6/25/16....................      6,146,123
  6,000,000  Student Loan Marketing
               Association, 5.56% variable
               rate, due 1/21/98..........      6,000,000
  2,000,000  Student Loan Marketing
               Association, 5.51% variable
               rate, due 2/17/98..........      2,000,000
                                            -------------
Total U.S. Government Securities               51,409,718
                                            -------------
BANKER'S ACCEPTANCES (4.7%)
  6,000,000  Bank of America, 5.45%, due
               10/17/96...................      5,961,133
                                            -------------
Total Banker's Acceptances                      5,961,133
                                            -------------
COMMERCIAL PAPER (31.5%)
  6,000,000  American Express Credit
               Corporation, 5.45% yield,
               due 11/20/96...............      5,931,230
  5,000,000  Banca CRT, 5.487% yield, due
               11/12/96...................      4,948,180
  6,000,000  Ford Motor Credit Company,
               5.50% yield, due
               11/04/96...................      5,944,820
  6,000,000  G.E. Capital Credit
               Corporation, 5.54% yield,
               due 12/3/96................      5,918,859
  5,000,000  International Lease Finance
               Corporation, 5.43% yield,
               due 9/24/96................      4,984,527
  6,000,000  Merrill Lynch & Co., Inc.,
               5.444% yield, due
               10/17/96...................      5,961,133
  6,000,000  Smith Barney, 5.412% yield,
               due 10/17/96...............      5,961,280
                                            -------------
Total Commercial Paper....................     39,650,029
                                            -------------
CORPORATE NOTES (4.0%)
  5,000,000  Bear, Stearns & Co., Inc.,
               5.068% variable rate, due
               5/14/97....................      5,000,000
                                            -------------
Total Corporate Notes                           5,000,000
                                            -------------

See notes to financial statements.

CORE TRUST (DELAWARE)

AUGUST 31, 1996
--------------------------------------------------------------------------------

  CASH PORTFOLIO (CONTINUED)

   FACE                SECURITY
  AMOUNT              DESCRIPTION               VALUE
-----------  -----------------------------  -------------
REPURCHASE AGREEMENTS (19.0%)
$14,990,000  Bank of America, 5.25%, to be
               repurchased for $14,998,744
               on 9/3/96 (collateralized
               by $15,630,000 Federal Home
               Loan Bank, 5.50%, due
               1/24/97)...................  $  14,990,000
  8,940,000  Nomura Securities, 5.28%, to
               be repurchased for
               $8,945,244 on 9/3/96
               (collateralized by
               $30,500,000 Federal
               National Mortgage
               Association 249 IO, 6.50%,
               due (10/25/23).............      8,940,000
                                            -------------
Total Repurchase Agreements                    23,930,000
                                            -------------
Total Investments (100.0%)                  $ 125,950,880
                                            -------------
                                            -------------

See notes to financial statements.

CORE TRUST (DELAWARE)

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   -------------  ---------------  --------------
ASSETS:
  Investments, at value..........................................  $  83,455,207   $ 506,599,648   $  125,950,880
  Cash...........................................................          7,167          32,011           35,404
  Interest and other receivables.................................         15,207       1,550,658          308,633
  Organization costs, net of amortization........................            977          17,558            4,749
                                                                   -------------  ---------------  --------------
Total assets.....................................................     83,478,558     508,199,875      126,299,666
                                                                   -------------  ---------------  --------------
LIABILITIES:
  Accrued expenses and other payables............................          6,892         100,081           16,743
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  83,471,666   $ 508,099,794   $  126,282,923
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------

See notes to financial statements.

CORE TRUST (DELAWARE)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

                                                                        TREASURY      GOVERNMENT
                                                                          CASH           CASH            CASH
                                                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                      ------------  ---------------  ------------
INVESTMENT INCOME:
  Interest income...................................................   $2,093,289    $  25,938,232    $6,342,523
                                                                      ------------  ---------------  ------------
EXPENSES:
  Advisory..........................................................       12,930          156,552        38,083
  Management........................................................       19,202          230,634        56,113
  Custody...........................................................        9,601          115,317        28,057
  Accounting........................................................       28,518           42,000        42,000
  Officer Insurance.................................................        1,288           15,796         4,125
  Auditing..........................................................        3,418           31,168         8,415
  Other.............................................................        2,310           38,769         6,982
                                                                      ------------  ---------------  ------------
Total expenses......................................................       77,267          630,236       183,775
Expenses reimbursed and fees waived.................................      (19,955)              --       (14,957)
                                                                      ------------  ---------------  ------------
Net expenses........................................................       57,312          630,236       168,818
                                                                      ------------  ---------------  ------------
NET INVESTMENT INCOME...............................................    2,035,977       25,307,996     6,173,705
                                                                      ------------  ---------------  ------------
REALIZED GAIN ON INVESTMENTS........................................        3,474           11,721         6,420
                                                                      ------------  ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS..............................   $2,039,451    $  25,319,717    $6,180,125
                                                                      ------------  ---------------  ------------
                                                                      ------------  ---------------  ------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

                                                                  TREASURY         GOVERNMENT
                                                                    CASH              CASH              CASH
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                               ---------------  -----------------  ---------------
NET ASSETS--September 1, 1995................................  $     --         $      --          $     --
OPERATIONS:
  Net investment income......................................        2,035,977         25,307,996        6,173,705
  Realized gain on investments...............................            3,474             11,721            6,420
                                                               ---------------  -----------------  ---------------
                                                                     2,039,451         25,319,717        6,180,125
                                                               ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions..............................................      338,723,762      1,854,582,628      466,894,348
  Withdrawals................................................     (257,291,547)    (1,371,802,551)    (346,791,550)
                                                               ---------------  -----------------  ---------------
                                                                    81,432,215        482,780,077      120,102,798
                                                               ---------------  -----------------  ---------------
NET ASSETS--August 31, 1996..................................  $    83,471,666  $     508,099,794  $   126,282,923
                                                               ---------------  -----------------  ---------------
                                                               ---------------  -----------------  ---------------

See notes to financial statements.

CORE TRUST (DELAWARE)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

    Core Trust (Delaware)("Core Trust") was formed as a Delaware business trust on November 11, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end, management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Core Trust's financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which permit management to make estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. However, these estimates may differ from actual results. The Portfolios' fiscal year end is August 31.

PORTFOLIO VALUATION-Core Trust determines the net asset value per share of each Portfolio as of 1:00 p.m., Pacific time, on each business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities. Securities purchased subject to repurchase agreements are maintained by Core Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest.

VARIABLE RATE SECURITIES-For variable rate securities, the interest rate varies to reflect current market conditions. The rates shown in the Schedules of Investments are the effective rates on August 31, 1996. The maturity dates shown represent the final maturities. For purposes of Rule 2a-7, certain government and short-term corporate securities are deemed to have a maturity of the period remaining until the next readjustment of the interest rate and certain securities with demand features are deemed to have a maturity of the longer of the demand period or the period remaining until the next readjustment of the interest rate.

ORGANIZATIONAL COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of the Portfolios' operations. These costs were paid by Forum Financial Corp. and were reimbursed by the Portfolios.

FEDERAL TAXES-Each Portfolio is treated as a partnership for Federal income tax purposes. Any interest, dividends, gains or losses of a Portfolio are deemed to be passed through to the Portfolio's interestholders. As partnerships, no Federal income tax provision is required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS AND LOSSES-Securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gains and losses on investments sold are recorded on the basis of identified cost. The cost basis of investments for Federal income tax purposes at August 31, 1996 is the same as for financial accounting purposes.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS-The investment adviser to each Portfolio is Linden Asset Management, Inc. (the "Adviser"). Pursuant to investment advisory agreements with respect to each Portfolio, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows:
0.05% for the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets, and 0.02% of the remaining Total Portfolio Assets. The minimum total annual advisory fee is $50,000. Pursuant to investment advisory agreements with respect to each Portfolio among Core Trust, the Adviser and Forum Advisors, Inc. ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors. To the extent the Adviser has so delegated its responsibilities, the Adviser pays its advisory fee to Forum Advisors.

CORE TRUST (DELAWARE)

AUGUST 31, 1996
--------------------------------------------------------------------------------

ADMINISTRATOR-The administrator of Core Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its administrative services and facilities, Forum receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, certain legal expenses were charged to Core Trust by Forum. For the year ended August 31, 1996, the respective amounts in Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio were $126, $1,492 and $345.

OTHER SERVICE PROVIDERS-The interestholder record keeper and fund accountant of the Portfolios is Forum Financial Corp. (the "Accountant"). The Accountant is paid an annual accounting fee of the lesser of 0.05% of the average daily net assets of the Portfolio on an annualized basis or $48,000, plus certain additional charges for each interestholder in the Portfolio. For the year ended August 31, 1996, the Accountant waived fees of $19,955 and $14,957 in Treasury Cash Portfolio and Cash Portfolio, respectively.

PLACEMENT AGENT-Forum acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust and receives no compensation for these services.